Note 8 - Accrued Expenses (Details) - Accrued Expenses (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Abstract]
Professional fees	$ 1,980	$ 446
Franchise taxes payable	175
Salaries and employee benefits	505	83
Rent	631
Financing costs	265	109
Other	16	16
	$ 3,572	$ 654